Prepaid expenses and other current assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Prepaid insurance expenses	$233	$123
Prepaid research expenses	164	255
Other prepaid expenses	61	19
Total	$458	$397

(Amounts in thousands)	December 31, 2024	December 31, 2023
Prepaid insurance expenses	$123	$155
Prepaid research expenses	255	36
Prepaid rent expenses	-	-
Other prepaid expenses	19	27
Total	$397	$218

Schedule of other current assets

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
VAT receivable	$11	$49
Grant receivable	40	36
Other receivables	246	237
Total	$297	$322

(Amounts in thousands)	December 31, 2024	December 31, 2023
VAT receivable	$49	$267
Grant receivable	36	181
Purchases under receipt	-	1
Other receivables	237	91
Accrued sublease income	-	80
Total	$322	$620